Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2023
Cash and cash equivalents [abstract]
Disclosure of Cash and Cash Equivalents

(EUR thousand)	As of March 31
Cash and cash equivalents	2023	2022
Deposits	112,015	2,831
Cash and bank balances	128,531	48,252
Total	240,546	51,083